The Lincoln National Life Insurance Company
("Lincoln Life")

Lincoln ChoicePlus Variable Annuity Contracts
Lincoln Life Variable Annuity Account N

Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000

This supplement describes certain changes to the Variable Annuity Account ("VAA"), available for allocation of purchase payments under the Lincoln ChoicePlus Variable Annuity Contracts noted above (the "Contracts"). Please re-tain this supplement with your Contract prospectus for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospec-tus.

EXAMPLES
(expenses of the subaccounts and the funds)

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                           1 year 3 years 5 years 10 years
--------------------------------------------------------------------------
AFIS Global Small Capitalization Series     $95    $127    $161     $279
--------------------------------------------------------------------------
AFIS Growth Series                           91     114     140      237
--------------------------------------------------------------------------
AFIS International Series                    93     120     150      258
--------------------------------------------------------------------------
AFIS Growth & Income Series                  90     113     138      232
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund           92     117     144      246
--------------------------------------------------------------------------
AIM VI Growth Fund                           92     118     146      249
--------------------------------------------------------------------------
AIM VI Value Fund                            92     118     146      249
--------------------------------------------------------------------------
AIM VI International Equity Fund             94     124     156      270
--------------------------------------------------------------------------
Alliance Premier Growth Portfolio            97     134     172      302
--------------------------------------------------------------------------
Alliance Growth and Income Portfolio         94     124     156      270
--------------------------------------------------------------------------
Alliance Growth Portfolio                    96     128     164      285
--------------------------------------------------------------------------
Alliance Technology Portfolio                96     131     168      293
--------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund           87     104     122      201
--------------------------------------------------------------------------
Delaware Growth and Income                   91     116     143      244
--------------------------------------------------------------------------
Delaware Premium Social Awareness Series     93     120     150      258
--------------------------------------------------------------------------
Delaware Premium REIT Series                 93     120     150      258
--------------------------------------------------------------------------
Delaware Premium Small Cap Value Series      93     120     150      258
--------------------------------------------------------------------------
Delaware Premium Trend Series                93     119     149      255
--------------------------------------------------------------------------
Delaware Premium Emerging Markets Series     99     139     181      319
--------------------------------------------------------------------------
Delaware Premium High Yield (Delchester)     92     116     144      245
--------------------------------------------------------------------------
Delaware Premium Select Growth Series        92     119     148      254
--------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio         90     112     136      229
--------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                91     115     141      239
--------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio              93     122     153      264
--------------------------------------------------------------------------
Fidelity VIP III Growth Opp Portfolio        91     115     142      242
--------------------------------------------------------------------------
Franklin Small Cap Securities                95     127     161      280
--------------------------------------------------------------------------
Franklin Mutual Shares Securities            95     126     160      277
--------------------------------------------------------------------------
Templeton Growth--(Global Growth)            96     129     164      286
--------------------------------------------------------------------------
Templeton International Securities           96     129     164      286
--------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger         96     131     168      294
--------------------------------------------------------------------------
Lincoln National Bond Fund                   90     111     134      225
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Lincoln National Money Market Fund           90     112     137      231
--------------------------------------------------------------------------
MFS Variable Trust Total Return Series       93     122     153      263
--------------------------------------------------------------------------
MFS Variable Trust Utilities Series          93     122     153      264
--------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series    93     120     150      257
--------------------------------------------------------------------------
MFS Variable Trust Research Series           93     121     151      259
--------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                           1 year 3 years 5 years 10 years
--------------------------------------------------------------------------
AFIS Global Small Capitalization Series     $25     $77    $131     $279
--------------------------------------------------------------------------
AFIS Growth Series                           21      64     110      237
--------------------------------------------------------------------------
AFIS International Series                    23      70     120      258
--------------------------------------------------------------------------
AFIS Growth & Income Series                  20      63     108      232
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund           22      67     114      246
--------------------------------------------------------------------------
AIM VI Growth Fund                           22      68     116      249
--------------------------------------------------------------------------
AIM VI Value Fund                            22      68     116      249
--------------------------------------------------------------------------
AIM VI International Equity Fund             24      74     126      270
--------------------------------------------------------------------------
Alliance Premier Growth Portfolio            27      84     142      302
--------------------------------------------------------------------------
Alliance Growth and Income Portfolio         24      74     126      270
--------------------------------------------------------------------------
Alliance Growth Portfolio                    26      78     134      285
--------------------------------------------------------------------------
Alliance Technology Portfolio                26      81     138      293
--------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund           17      54      92      201
--------------------------------------------------------------------------
Delaware Growth and Income                   21      66     113      244
--------------------------------------------------------------------------
Delaware Premium Social Awareness Series     23      70     120      258
--------------------------------------------------------------------------
Delaware Premium REIT Series                 23      70     120      258
--------------------------------------------------------------------------
Delaware Premium Small Cap Value Series      23      70     120      258
--------------------------------------------------------------------------
Delaware Premium Trend Series                23      69     119      255
--------------------------------------------------------------------------
Delaware GRP Emerging Markets Series         29      89     151      319
--------------------------------------------------------------------------
Delaware Premium High Yield (Delchester)     22      66     114      245
--------------------------------------------------------------------------
Delaware Premium Select Growth Series        22      69     118      254
--------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio         20      62     106      229
--------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                21      65     111      239
--------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio              23      72     123      264
--------------------------------------------------------------------------
Fidelity VIP III Growth Opp Portfolio        21      65     112      242
--------------------------------------------------------------------------
Franklin Small Cap Securities                25      77     131      280
--------------------------------------------------------------------------
Franklin Mutual Shares Securities            25      76     130      277
--------------------------------------------------------------------------
Templeton Growth (Global Growth)             26      79     134      286
--------------------------------------------------------------------------
Templeton International Securities           26      79     134      286
--------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger         26      81     138      294
--------------------------------------------------------------------------
Lincoln National Bond Fund                   20      61     104      225
--------------------------------------------------------------------------
Lincoln National Money Market Fund           20      62     107      231
--------------------------------------------------------------------------
MFS Variable Trust Total Return Series       23      72     123      263
--------------------------------------------------------------------------
MFS Variable Trust Utilities Series          23      72     123      264
--------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series    23      70     120      257
--------------------------------------------------------------------------
MFS Variable Trust Research Series           23      71     121      259
--------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract. For more information, see Charges and other de-ductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These exam-ples should not be considered a representation of past or future expenses. Ac-tual expenses may be more or less than those shown.

2